Share-Based Payments - Summary of Fair Values and Key Assumptions Used for Valuing Grants Made Under Employee Saveshare Plans and ISP (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price	£ 3.11	£ 3.57	£ 4.63
Employee Saveshare Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value	0.56	0.72	0.81
Weighted average share price	2.96	4.22	4.54
Weighted average exercise price	£ 250	£ 362	£ 385
Employee Saveshare Plans [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected dividend yield	3.12%	2.90%	3.20%
Risk free rates	0.10%	0.50%	0.70%
Expected volatility	23.10%	19.00%	19.70%
Employee Saveshare Plans [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected dividend yield	3.21%	3.40%	3.70%
Risk free rates	0.20%	0.80%	1.60%
Expected volatility	24.30%	21.50%	22.70%
Incentive Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value	£ 2.02	£ 3.28	£ 3.64
Weighted average share price	£ 2.81	£ 4.26	£ 4.51
Risk free rates	0.20%	0.60%	0.70%
Expected volatility	23.60%	21.80%	22.00%